Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Reconciliation of Activity in Allowance for Doubtful Accounts

The reconciliation of the activity in the allowance for doubtful accounts is summarized below:

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of period	$2,067	$7,921	$7,505
Provision for bad debts, net of reductions	(814)	(4,171)	1,324
Write-offs, net of recoveries	—	(1,683)	(908)
Recoveries, net of write-offs	155	—	—

Balance at end of period	$1,408	$2,067	$7,921